Transactions with Related Parties - Schedule of Interest Expense from Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	$ 50,074	$ 105,899	$ 13,571
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	45,522	96,272	12,337
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	$ 4,552	$ 9,627	$ 1,234